Interests in Structured Entities - Schedule of Securitized Holdings by the Type and Asset Quality (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 3,300	$ 3,576
AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	2,471	2,503
AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	306	401
A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	453	504
BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	70	142
BB and below [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings		$ 26
CMBS [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,725
CMBS [Member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,653
CMBS [Member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	72
RMBS [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	15
RMBS [Member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	8
RMBS [Member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	7
Asset backed securities [member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,560
Asset backed securities [member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	810
Asset backed securities [member] | AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	306
Asset backed securities [member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	374
Asset backed securities [member] | BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 70